Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Geographical information
Geographical information for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	Revenue	Revenue	Revenue
United States	$20,173	$24,291	$24,992
Japan	4,520	4,717	4,301
France	3,206	3,431	4,170
Others	12,861	14,861	20,042
	$40,760	$47,300	$53,505

Schedule of Major customer information
Major customer information of the Group (exceed 10% of revenue) for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023
	Revenue	Revenue	Revenue
Client A	$5,869	$5,195	$4,416